Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses - Additional information (Detail) - USD ($) $ in Millions								1 Months Ended	12 Months Ended
	Jul. 16, 2019	Dec. 21, 2018	Dec. 14, 2018	Aug. 01, 2018	Jun. 01, 2018	May 10, 2018	Sep. 01, 2017	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Acquisitions And Disposals [Line Items]
Purchased amount								$ 194.0
Current trade receivables									$ 2,097.0	$ 2,167.0
Profit before taxation									11,119.0	18,167.0	$ 12,816.0
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates									(80.0)	7,733.0	$ 2,675.0
Expected unconditional royalty payments to be received									124.0	158.0
2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ 1,700.0
2017 disposals [Member] | Yancoal Australia Limited [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount							$ 2,690.0
Ownership interest in joint venture disposed							(100.00%)
Cash consideration for disposal							$ 2,450.0			2,540.0
Unconditional guaranteed royalty payments received										110.0
Unconditional guaranteed royalty received									20.0	$ 90.0
Expected unconditional royalty payments to be received							$ 240.0		$ 20.0
Simfer Jersey Limited [Member] | Ordinary [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest								53.00%
Non-controlling interest (%), Subsidiary									(47.00%)
Simfer S.A. [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest								4.25%
Non-controlling interest (%), Subsidiary										(45.05%)
Simfer S.A. [Member] | Bottom of range [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest								42.80%
Simfer S.A. [Member] | Top of range [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of purchased interest								45.05%
Rossing Uranium Limited [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Profit before taxation	$ 289.0
Rossing Uranium Limited [Member] | 2019 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest disposed	68.62%
Disposal amount	$ 6.5
Gains on disposals of projects									$ (289.0)
Cumulative currency translation losses from recycled currency translation reserves	212.0
Cash consideration for disposal	$ 118.0
Whitehaven Coal Limited [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount					$ 200.0
Ownership interest in joint venture disposed					(75.00%)
Cash received from disposals					$ 150.0
Gains on disposals of projects					195.0
Whitehaven Coal Limited [Member] | Within 1 year [member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Current trade receivables					$ 50.0
Dunkerque Aluminium Smelter [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount			$ 500.0
Profit before taxation			$ 128.0
Proceeds from sale of a business									$ 385.0
Grasberg [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount		$ 3,500.0
Gains on disposals of projects		2,146.0
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		3,392.0
Grasberg [Member] | Copper and Gold Revenues [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Revenues, net of capital contribution.		$ 107.0
Elysis [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Cash investment in joint venture						$ 5.0
Fare value of patents						171.0
Fair value of intellectual property						$ 141.0
Hail Creek [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed				(82.00%)
Hail Creek [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed				82.00%
Net proceeds disposal of project				$ 1,545.0
Profit before taxation				$ 1,141.0
Valeria Project [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed				(71.20%)
Net proceeds disposal of project				$ 170.0
Valeria Project [Member] | 2018 Disposals [Member] | Land and Investments [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Net proceeds disposal of project				87.0
Profit before taxation				18.0
Valeria Project [Member] | 2018 Disposals [Member] | Undeveloped Properties [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Cash received from disposals				83.0
Profit before taxation				83.0
Kestrel Underground Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ 2,250.0
Ownership interest in joint venture disposed				(80.00%)
Net proceeds disposal of project				$ 2,270.0
Profit before taxation				$ 1,010.0